SHAREHOLDER LETTER



Dear Shareholder:

We are pleased to bring you the annual report for Franklin's IFT Money Market Portfolio and Franklin U.S. Government Securities Money Market Portfolio for the fiscal year ended June 30, 2001.

The combination of lower stock prices and higher short-term interest rates in early 2000 helped to cause the U.S. economy to decelerate sharply over the last year. The unprecedented ramp-up in Y2K and Internet related spending that helped drive up stock prices and fuel consumer spending during the last few years began to unwind in June of 2000. As a result, gross domestic product (GDP) slowed markedly from a 4.70% annualized pace in the first half of 2000 to a 1.60% pace in the second half of the year. By the end of the year 2000, it became apparent that the economic growth was decelerating too quickly, risking to put an end to the longest expansion in U.S. history.

In response to deteriorating economic activity, the U.S. Federal Reserve (the
Fed) began aggressively lowering short-term rates in an effort to stimulate economic growth. The Fed lowered the rates six times during the year for a total of 275 basis points, which has brought the federal funds rate down from 6.50% to 3.75%. However, despite the Fed's aggressive actions, GDP for the first quarter of 2001 decelerated further to a 1.30% annualized pace.



CONTENTS


Shareholder Letter ......................................................      1

Fund Reports

 Franklin's IFT Money Market Portfolio ..................................      4

 Franklin U.S. Government Securities Money Market Portfolio .............      6

Financial Highlights & Statement of Investments .........................      8

Financial Statements ....................................................     12

Notes to Financial Statements ...........................................     15

Independent Auditor's Report ............................................     17


FUND CATEGORY
[PYRAMID GRAPHIC]

The economy ended the period under review on a very weak note and appears to be walking a fine line between a soft landing and a recession. Manufacturing activity is contracting and businesses are still cutting back on capital spending and initiating layoffs in response to slowing demand. So far, consumer spending has held up relatively well as evidenced by increased demand for housing and autos. However, there is a risk that lower stock prices, corporate layoffs, and higher energy and electricity prices could cause a further downshift in consumer spending.

In recognition of the dramatic slowdown in economic growth and the likelihood of lower interest rates, we began extending the Funds' weighted average maturity in late 2000 and maintained a relatively longer than normal maturity through the end of the period. By locking in higher rates for longer periods, the Funds attempted to maximize their performance despite the declining rate environment.

While we believe that the Fed is nearing the end of its current easing cycle, the current state of the U.S. economy remains fragile. Therefore, it is possible that the Fed could continue to cut rates until an economic recovery is more clearly in sight. However, we believe that the combination of aggressive Fed easing and lower tax rates should be enough to stimulate economic growth later this year. As signs of economic growth become more apparent, short-term rates should gradually begin to rise again.

Please remember, this discussion reflects our views and opinions, as well as the portfolios' holdings, as of June 30, 2001, the end of the reporting period. Market and economic conditions, however, are changing constantly, which can be expected to affect our strategies and the Funds' portfolio compositions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,



/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin's Institutional Fiduciary Trust

FRANKLIN'S
IFT MONEY MARKET PORTFOLIO


THE MONEY MARKET PORTFOLIO
Portfolio Composition
6/30/01

[PIE CHART]

Commercial Paper                44.1%
Certificates of Deposit         43.3%
Bank Notes                       8.5%
Repurchase Agreements            2.2%
Other Assets                     1.9%


Franklin's IFT Money Market Portfolio (the Fund) seeks to provide a high level of current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the Portfolio), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

-  U.S. government and federal agency obligations(1)
-  Certificates of deposit
-  Bank notes
-  High grade commercial paper
-  High grade short-term corporate obligations
-  Repurchase agreements collateralized by U.S. government securities(1)

The Portfolio's composition as a percentage of total investments on June 30, 2001, is shown to the left.




1. U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares.

An investment in Franklin's IFT Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. It is possible to lose money investing in Franklin's IFT Money Market Portfolio.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 9 of this report.

PERFORMANCE SUMMARY



Reflecting the decline in short term interest rates during the reporting period, the Fund's seven-day effective yield began the reporting period at 6.52% (as of June 30, 2000) and ended at 4.04% on June 30, 2001. The average weighted maturity was 59 days as of June 30, 2000, compared to 73 days as of June 30, 2001.


FRANKLIN'S IFT MONEY MARKET PORTFOLIO
Total Returns vs.
Lipper Institutional Money Market Funds Index(2)
Periods Ended June 30, 2001


                Franklin's IFT Money       Lipper Institutional
                  Market Portfolio       Money Market Funds Index
                --------------------     ------------------------
One-Year                5.84%                      5.95%
Three-Year             17.35%                     17.76%
Five-Year              30.58%                     30.93%
Ten-Year               62.63%                     62.10%

FRANKLIN'S
IFT MONEY MARKET PORTFOLIO
PERIOD ENDED JUNE 30, 2001
--------------------------

SEVEN-DAY CURRENT YIELD(3)       3.96%

SEVEN-DAY EFFECTIVE YIELD(3)     4.04%

AVERAGE WEIGHTED MATURITY      73 DAYS


2. Source for Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 2001, there were 214 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

3. The seven-day effective yield assumes the compounding of daily dividends. Current and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.

   Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.



Past performance does not guarantee future results.

FRANKLIN U.S. GOVERNMENT
SECURITIES MONEY MARKET PORTFOLIO



U.S. GOVERNMENT SECURITIES
MONEY MARKET PORTFOLIO
Portfolio Composition
6/30/01

[Pie Chart]

Repurchase Agreements   67.0%
U.S. Treasury Notes     32.5%
Other Assets             0.5%



The Franklin U.S. Government Securities Money Market Portfolio (the Fund) seeks to provide a high level of current income, consistent with capital preservation and liquidity. It pursues its objective by investing all of its assets in shares of the U.S. Government Securities Money Market Portfolio (the Portfolio), which has an investment objective identical to the Fund's. The Portfolio, in turn, invests primarily in repurchase agreements collateralized by U.S. government securities, stripped securities (which are separate income and principal components of a debt security) and in marketable securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.(4) The Portfolio's composition as of June 30, 2001, is shown to the left.

Franklin Templeton provides extended times for placing trades in the Franklin U.S. Government Securities Money Market Portfolio. Investors may purchase and redeem shares each business day, up to 4:30 p.m. Eastern time (1:30 p.m. Pacific time). This feature gives our shareholders the opportunity to invest monies received late in the day and earn same-day dividends, rather than allow the money to remain idle overnight or over a weekend. When purchasing shares of the Fund, investors may also request next-day settlement exchanges to other money market funds in the Trust.(5)

4. U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares.

   An investment in the Franklin U.S. Government Securities Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained.

   You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 11 of this report.

5. The exchange program may be modified or discontinued by the Fund. Certain funds do not permit timing accounts or there may be certain restrictions, as detailed in each fund's prospectus.

PERFORMANCE SUMMARY



Reflecting the decline in short term interest rates, the Fund's seven-day effective yield began the reporting period at 6.29% (as of June 30, 2000) and ended at 3.70% as of June 30, 2001. The average weighted maturity was 30 days as of June 30, 2000, compared to 62 days as of June 30, 2001.


FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO
Total Returns vs.
Lipper Institutional U.S. Government Market Funds Index(6)
Periods Ended June 30, 2001

                     Franklin's U.S. Government         Lipper Institutional U.S. Government
                 Securities Money Market Portfolio               Market Funds Index
                 ---------------------------------      ------------------------------------
One-Year                      5.52%                                     5.54%
Three-Year                   16.47%                                    16.25%
Five-Year                    29.39%                                    28.61%
Ten-Year                     60.15%                                    57.91%

-------------------

FRANKLIN U.S. GOVERNMENT
SECURITIES MONEY MARKET
PORTFOLIO
PERIOD ENDED JUNE 30, 2001
--------------------------

SEVEN-DAY CURRENT YIELD(7)        3.64%

SEVEN-DAY EFFECTIVE YIELD(7)      3.70%

AVERAGE WEIGHTED MATURITY       62 DAYS


6. Source for Lipper Institutional U.S. Government Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 2001, there were 119 funds in the institutional U.S. government money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.
7. The seven-day effective yield assumes the compounding of daily dividends. Annualized and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.

Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 3.57% and 3.64%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.


Past performance does not guarantee future results.

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights


MONEY MARKET PORTFOLIO

                                                                                          YEAR ENDED JUNE 30,
                                                             ----------------------------------------------------------------------
                                                                   2001           2000           1999           1998           1997
                                                             ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................    $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                             ----------------------------------------------------------------------
Income from investment operations - net investment income          .057           .054           .049           .054           .053
Less distributions from net investment income ...........         (.057)         (.054)         (.049)         (.054)         (.053)
                                                             ----------------------------------------------------------------------
Net asset value, end of year ............................    $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                             ======================================================================

Total return(a) .........................................          5.84%          5.54%          5.02%          5.58%          5.42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................    $2,046,618     $1,010,170     $1,289,010     $  175,881     $  185,088
Ratios to average net assets:
 Expenses(b) ............................................           .35%           .35%           .31%           .20%           .20%
 Expenses excluding waiver and payments by affiliate(b) .           .37%           .40%           .33%           .24%           .24%
 Net investment income ..................................          5.64%          5.48%          4.82%          5.44%          5.27%





(a) Total return is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001


MONEY MARKET PORTFOLIO                                                                               SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 100.0%
The Money Market Portfolio (Note 1) (COST $2,047,133,331) .................................       2,047,133,331      $2,047,133,331
OTHER ASSETS, LESS LIABILITIES ............................................................                                (515,291)
                                                                                                                     --------------
NET ASSETS 100.0% .........................................................................                          $2,046,618,040
                                                                                                                     ==============





                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                                        YEAR ENDED JUNE 30,
                                                               --------------------------------------------------------------------
                                                                 2001           2000           1999           1998           1997
                                                               --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                               --------------------------------------------------------------------
Income from investment operations - net investment income.         .054           .051           .047           .054           .052
Less distributions from net investment income ............        (.054)         (.051)         (.047)         (.054)         (.052)
                                                               --------------------------------------------------------------------
Net asset value, end of year .............................     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                               ====================================================================

Total return(a) ..........................................         5.52%          5.27%          4.82%          5.51%          5.29%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..........................     $ 53,887       $ 56,436       $111,566       $131,151       $136,705
Ratios to average net assets:
 Expenses(b) .............................................          .35%           .35%           .30%           .20%           .20%
 Expenses excluding waiver and payments by affiliate(b) ..          .46%           .43%           .34%           .26%           .26%
 Net investment income ...................................         5.40%          5.08%          4.69%          5.34%          5.14%

(a) Total return is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.




                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001


FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                           SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 100.0%
The U.S. Government Securities Money Market Portfolio (Note 1) (COST $53,900,789) .........          53,900,789      $   53,900,789
OTHER ASSETS, LESS LIABILITIES ............................................................                                 (13,651)
                                                                                                                     --------------
NET ASSETS 100.0% .........................................................................                          $   53,887,138
                                                                                                                     ==============




                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements


STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001

                                                                   FRANKLIN U.S.
                                                                    GOVERNMENT
                                                                    SECURITIES
                                                  MONEY MARKET     MONEY MARKET
                                                   PORTFOLIO        PORTFOLIO
                                                 ------------------------------
Assets:
 Investments in securities, at value and cost    $2,047,133,331    $ 53,900,789
 Receivables from capital shares sold ........               --           1,500
                                                 ------------------------------
       Total assets ..........................    2,047,133,331      53,902,289
                                                 ------------------------------
Liabilities:
 Payables to affiliates ......................          260,020           7,014
 Distributions to shareholders ...............          226,800           7,586
 Other liabilities ...........................           28,471             551
                                                 ------------------------------
       Total liabilities .....................          515,291          15,151
                                                 ------------------------------
Net assets, at value .........................   $2,046,618,040    $ 53,887,138
                                                 ==============================
Shares outstanding ...........................    2,046,618,040      53,887,138
                                                 ==============================
Net asset value per share ....................            $1.00           $1.00
                                                 ==============================





                       See notes to financial statements.
12

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001

                                                                   FRANKLIN U.S.
                                                                    GOVERNMENT
                                                                    SECURITIES
                                                  MONEY MARKET     MONEY MARKET
                                                   PORTFOLIO        PORTFOLIO
                                                 ------------------------------
Investment income:
 Dividends ...................................    $ 76,888,865     $  3,290,842
                                                 ------------------------------
Expenses:
 Administrative fees (Note 3) ................       2,622,297          117,403
 Transfer agent fees (Note 3) ................          33,163           13,978
 Reports to shareholders .....................           4,864            2,635
 Registration and filing fees ................          26,407           14,794
 Professional fees ...........................          27,113           20,280
 Trustees' fees and expenses .................          27,635            1,356
 Other .......................................          12,524            5,786
                                                 ------------------------------
    Total expenses ...........................       2,754,003          176,232
    Expenses waived/paid by affiliate (Note 3)        (121,699)         (58,694)
                                                 ------------------------------
     Net expenses ............................       2,632,304          117,538
                                                 ------------------------------
      Net investment income ..................      74,256,561        3,173,304
                                                 ------------------------------
Net increase in net assets resulting
 from operations .............................    $ 74,256,561     $  3,173,304
                                                 ==============================



                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2001 AND 2000

                                                                                                FRANKLIN U.S. GOVERNMENT SECURITIES
                                                               MONEY MARKET PORTFOLIO                  MONEY MARKET PORTFOLIO
                                                        ---------------------------------------------------------------------------
                                                              2001                2000                2001                2000
                                                        ---------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................    $    74,256,561     $    38,350,362     $     3,173,304     $     3,955,333
 Distributions to shareholders from
  net investment income ............................        (74,256,561)        (38,350,362)         (3,173,304)         (3,955,333)
 Capital share transactions (Note 2) ...............      1,036,448,242        (278,840,190)         (2,548,666)        (55,130,228)
                                                        ---------------------------------------------------------------------------
        Net increase (decrease) in net assets ......      1,036,448,242        (278,840,190)         (2,548,666)        (55,130,228)
Net assets (there is no undistributed net investment
 income at beginning or end of year):
   Beginning of year ...............................      1,010,169,798       1,289,009,988          56,435,804         111,566,032
                                                        ---------------------------------------------------------------------------
   End of year .....................................    $ 2,046,618,040     $ 1,010,169,798     $    53,887,138     $    56,435,804
                                                        ===========================================================================




                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three separate series (the Funds). All Funds included in this report are diversified. The investment objective of the Funds included in this report is to seek high current income consistent with the preservation of capital and liquidity.

The Institutional Fiduciary Trust Money Market Portfolio (Money Market Fund) and the Franklin U.S. Government Securities Money Market Portfolio (U.S. Government
Fund) invest substantially all of their assets in The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio (the Portfolios), respectively. The Portfolios are registered under the Investment Company Act of 1940 as diversified, open-end investment companies having the same investment objectives as the Funds'. The financial statements of the Portfolios, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION:

The Money Market Fund and the U.S. Government Fund hold Portfolio shares that are valued at their proportionate interest in the net asset values of The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio, respectively. At June 30, 2001, the Money Market Fund owns 45.58% of The Money Market Portfolio and the U.S. Government Fund owns 28.87% of The U.S. Government Securities Money Market Portfolio.

b. INCOME TAXES:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily and distributed monthly.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (continued)


2. SHARES OF BENEFICIAL INTEREST

At June 30, 2001, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                                                   FRANKLIN U.S.
                                                                    GOVERNMENT
                                                                    SECURITIES
                                                MONEY MARKET       MONEY MARKET
                                                 PORTFOLIO          PORTFOLIO
                                             ----------------------------------
Year ended June 30, 2001
 Shares sold ............................    $ 11,733,774,663     $ 257,062,374
 Shares issued in reinvestment of
  distributions .........................          71,755,716         2,743,380
 Shares redeemed ........................     (10,769,082,137)     (262,354,420)
                                             ----------------------------------
  Net increase (decrease) ...............    $  1,036,448,242     $  (2,548,666)
                                             ==================================
Year ended June 30, 2000
 Shares sold ............................    $  7,525,215,799     $ 195,363,342
 Shares issued in reinvestment of
  distributions .........................          35,652,431         3,365,740
 Shares redeemed ........................      (7,839,708,420)     (253,859,310)
                                             ----------------------------------
  Net decrease ..........................    $   (278,840,190)    $ (55,130,228)
                                             ==================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Funds' administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolios.

Shares of the Money Market Fund are offered to other investment companies managed by Advisers, or its affiliates. At June 30, 2001, investment companies managed by Advisers or its affiliates owned 1,393,161,619 shares of the Money Market Fund.

The Funds pay an administrative fee to Advisers of .20% per year of the average daily net assets of each Fund. Advisers agreed in advance to waive administrative fees as noted in the Statement of Operations.

The Funds paid transfer agent fees of $47,141, of which $3,678 was paid to Investor Services.

INSTITUTIONAL FIDUCIARY TRUST
Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF INSTITUTIONAL FIDUCIARY TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds in this report constituting part of the Institutional Fiduciary Trust (hereafter referred to as the "Funds") at June 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 2, 2001

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO

                                                                                        YEAR ENDED JUNE 30,
                                                                2001           2000           1999           1998           1997
                                                             ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................    $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                             ----------------------------------------------------------------------
Income from investment operations - net investment income          .059           .056           .051           .055           .053
Less distributions from net investment income ...........         (.059)         (.056)         (.051)         (.055)         (.053)
                                                             ----------------------------------------------------------------------
Net asset value, end of year ............................    $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                             ======================================================================

Total return(a) .........................................          6.08%          5.75%          5.18%          5.64%          5.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................    $4,490,919     $4,144,043     $3,672,404     $2,043,629     $1,773,546

Ratios to average net assets:
 Expenses ...............................................           .15%           .15%           .15%           .15%           .15%
 Expenses excluding waiver and payments by affiliate ....           .16%           .16%           .15%           .16%           .16%
 Net investment income ..................................          5.91%          5.65%          5.04%          5.50%          5.34%



(a) Total return is not annualized for periods less than one year.


                       See notes to financial statements.
18

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2001


                                                                                                     PRINCIPAL
    THE MONEY MARKET PORTFOLIO                                                                        AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    BANK NOTES 2.2%
    Bank of America NT & SA, 3.62%, 8/30/01 - 8/31/01 (COST $100,000,000) ....................    $  100,000,000     $  100,000,000
                                                                                                                     --------------
    BANKERS ACCEPTANCE .2%
    Toronto Dominion Bank, New York Branch, 8/22/01 (COST $10,922,144) .......................        11,000,000         10,922,144
                                                                                                                     --------------
    CERTIFICATES OF DEPOSIT 43.5%
    ABN AMRO Bank NV, Chicago Branch, 3.97% - 6.36%, 7/16/01 - 12/6/01 .......................       125,000,000        125,002,165
    Australia & New Zealand Banking Group Ltd., New York Branch, 3.65%, 8/27/01 ..............        25,000,000         25,000,393
    Bank of Montreal, Chicago Branch, 3.65%, 2/20/02 .........................................        50,000,000         50,003,171
    Bank of Nova Scotia, Portland Branch, 4.02%, 7/23/01 - 7/27/01 ...........................       125,000,000        125,000,000
    Banque Nationale De Paris, New York Branch, 3.93%, 8/01/01 - 8/6/01 ......................       150,000,000        150,000,000
    Barclays Bank PLC, New York Branch, 4.41 - 4.85%, 3/04/02 - 4/16/02 ......................       150,000,000        149,998,124
    Commerzbank AG, New York Branch, 3.77% - 4.04%, 7/16/01 - 8/28/01 ........................       100,000,000        100,001,120
    Credit Agricole, New York Branch, 4.52% - 7.06%, 7/20/01 - 9/21/01 .......................        53,000,000         52,999,911
    Den Danske Bank AS, New York Branch, 3.65% - 3.81%, 8/23/01 - 8/29/01 ....................        50,000,000         50,000,772
    Deutsche Bank AG, New York Branch, 4.83% - 5.20%, 9/12/01 - 1/30/02 ......................       125,000,000        125,006,683
    Dexia Bank, New York Branch, 3.84% - 7.045%, 7/20/01 - 5/23/02 ...........................       125,000,000        125,004,943
    Dresdner Bank AG, New York Branch, 3.96%, 7/17/01 - 7/18/01 ..............................        50,000,000         50,000,227
    Lloyds Bank PLC, New York Branch, 4.70%, 7/09/01 .........................................        25,000,000         25,000,000
    National Westminster Bank PLC, New York Branch, 4.605% - 4.83%, 9/04/01 - 9/28/01 ........       100,000,000        100,002,089
    Rabobank Nederland NV, New York Branch, 5.20% - 6.94%, 7/05/01 - 1/30/02 .................       150,000,000        150,004,798
    Royal Bank of Canada, New York Branch, 4.025% - 6.685%, 10/09/01 - 7/02/02 ...............        75,000,000         75,005,520
    Societe Generale, New York Branch, 3.84%, 8/07/01 - 8/10/01 ..............................       100,000,000        100,000,000
    Svenska Handelsbanken, New York Branch, 4.03% - 4.95%, 7/18/01 - 8/24/01 .................       125,000,000        125,001,339
    Toronto Dominion Bank, New York Branch, 3.59% - 3.96%, 7/24/01 - 9/24/01 .................       150,000,000        150,001,012
    UBS AG, Connecticut Branch, 6.20%, 12/11/01 ..............................................        50,000,000         49,995,741
    Westpac Banking Corp., New York Branch, 4.57%, 10/03/01 ..................................        50,000,000         50,001,914
                                                                                                                     --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $1,953,029,922) ......................................                        1,953,029,922
                                                                                                                     --------------
(a) COMMERCIAL PAPER 44.4%
    Abbey National North America Corp., 3.70% - 5.06%, 7/30/01 - 2/15/02 .....................       150,000,000        148,029,042
    ABN AMRO North American Finance Inc., 4.90%, 8/06/01 .....................................        25,000,000         24,877,500
    American Express Credit Corp., 3.88%, 7/30/01 ............................................        25,000,000         24,921,861
    Asset Securitization Cooperative Corp., 144A, 3.53% - 3.65%, 9/05/01 - 9/10/01 ...........       150,000,000        148,995,675
    Bayerische Landesbank, 3.97%, 7/11/01 - 7/12/01 ..........................................       100,000,000         99,884,208
    Bellsouth Corp., 144A, 3.78%, 8/16/01 ....................................................        50,000,000         49,758,500
    Canadian Imperial Holdings Inc., 3.785%, 8/07/01 - 8/10/01 ...............................        75,000,000         74,695,097
    Ciesco LP, 3.64%, 8/27/01 ................................................................        25,000,000         24,855,917
    Commerzbank U.S. Finance Inc., 3.59%, 9/07/01 - 9/25/01 ..................................        64,720,000         64,191,377
    Den Danske Corp., 3.785%, 8/14/01 - 8/15/01 ..............................................       100,000,000         99,532,132
    Deutsche Bank Financial Inc., 4.54%, 9/17/01 .............................................        25,000,000         24,754,083
    Dupont De Nemours & Co., 3.82%, 8/17/01 ..................................................        24,875,319         24,875,319
    General Electric Capital Corp., 3.68% - 6.32%, 7/06/01 - 2/11/02 .........................       150,000,000        148,213,819
    Halifax PLC, 4.15% - 5.06%, 7/10/01 - 9/21/01 ............................................       125,000,000        124,476,889
    International Lease Finance Corp., 4.12% - 4.22%, 7/02/01 - 7/13/01 ......................       200,000,000        199,916,597
    Intrepid Funding Master Trust, 144A, 3.95%, 8/13/01 ......................................        50,000,000         49,764,097
    Merrill Lynch & Co. Inc., 4.12%, 7/02/01 .................................................       200,000,000        199,977,111
    Morgan Stanley & Co. Inc., 3.90% - 4.59%, 7/09/01 - 8/22/01 ..............................       110,000,000        109,437,300
    National Australia Funding (DE) Inc., 4.12%, 7/02/01 .....................................       150,000,000        149,982,833

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)


                                                                                                     PRINCIPAL
    THE MONEY MARKET PORTFOLIO                                                                        AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(a)COMMERCIAL PAPER (CONT.)
    Province of British Columbia, 3.84% - 4.94%, 7/23/01 - 10/31/01 ..........................    $   31,100,000     $   30,956,140
    Royal Bank of Canada, 3.75% - 4.975%, 8/20/01 - 3/04/02 ..................................        55,000,000         54,058,507
    SBC Communications Inc., 144A, 3.95%, 7/19/01 ............................................        25,000,000         24,950,625
    Societe Generale of North America Inc., 3.61% - 3.79%, 8/08/01 - 8/29/01 .................        50,000,000         49,752,076
    Svenska Handelsbanken Inc., 3.87% - 4.75%, 9/05/01 - 11/09/01 ............................        42,500,000         41,995,545
                                                                                                                     --------------
    TOTAL COMMERCIAL PAPER (COST $1,992,852,250) .............................................                        1,992,852,250
                                                                                                                     --------------
    U.S. GOVERNMENT AGENCY SECURITIES 1.7%
    Federal Home Loan Bank, 4.85%, 8/17/01 ...................................................        27,423,000         27,249,359
    Federal Home Loan Mortgage Corp., 3.55%, 3/28/02 .........................................        50,000,000         48,668,750
                                                                                                                     --------------
    TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $75,918,109) ...............................                           75,918,109
                                                                                                                     --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,132,722,425) .....................                        4,132,722,425
                                                                                                                     --------------
(b)REPURCHASE AGREEMENTS 8.5%
    Barclays Capital Inc., 3.95%, 7/02/01 (Maturity Value $106,284,974) ......................       106,250,000        106,250,000
     Collateralized by U.S. Treasury Notes
    Morgan Stanley and Co. Inc., 3.93%, 7/02/01 (Maturity Value $106,284,797) ................       106,250,000        106,250,000
     Collateralized by U.S. Treasury Notes
    UBS Warburg LLC, 4.125%, 7/02/01 (Maturity Value $170,058,437) ...........................       170,000,000        170,000,000
     Collateralized by U.S. Government Agencies Notes
                                                                                                                     --------------
    TOTAL REPURCHASE AGREEMENTS (COST $382,500,000) ..........................................                          382,500,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $4,515,222,425) 100.5% ...........................................                        4,515,222,425
    OTHER ASSETS, LESS LIABILITIES (.5)% .....................................................                          (24,303,198)
                                                                                                                     --------------
    NET ASSETS 100.0% ........................................................................                       $4,490,919,227
                                                                                                                     ==============



(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.

(b) See note 1(b) regarding repurchase agreements.



                       See notes to financial statements.
20

THE MONEY MARKET PORTFOLIOS
Financial Highlights


THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                                         YEAR ENDED JUNE 30,
                                                              ---------------------------------------------------------------------
                                                                 2001           2000           1999           1998           1997
                                                              ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                              ---------------------------------------------------------------------
Income from investment operations - net investment income.         .056           .054           .049           .054           .052
Less distributions from net investment income ............        (.056)         (.054)         (.049)         (.054)         (.052)
                                                              ---------------------------------------------------------------------
Net asset value, end of year .............................    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                              =====================================================================

Total return(a) ..........................................         5.75%          5.48%          4.97%          5.53%          5.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..........................    $ 186,718      $ 221,993      $ 258,458      $ 263,226      $ 285,629
Ratios to average net assets:
 Expenses ................................................          .15%           .15%           .15%           .15%           .15%
 Expenses excluding waiver and payments by affiliate .....          .16%           .16%           .15%           .16%           .16%
 Net investment income ...................................         5.63%          5.36%          4.84%          5.40%          5.20%



(a) Total return is not annualized for periods less than one year.


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2001



                                                                                                        PRINCIPAL
    THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                                 AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT SECURITIES 32.5%
    U.S. Treasury Note, 5.50%, 8/31/01 ............................................................    $ 10,000,000    $ 10,007,480
    U.S. Treasury Note, 5.875%, 10/31/01 ..........................................................      10,000,000      10,024,724
    U.S. Treasury Note, 5.875%, 11/30/01 ..........................................................      10,000,000      10,089,923
    U.S. Treasury Note, 6.25%, 1/31/02 ............................................................      20,000,000      20,273,289
    U.S. Treasury Note, 6.375%, 4/30/02 ...........................................................       5,000,000       5,110,913
    U.S. Treasury Note, 6.625%, 5/31/02 ...........................................................       5,000,000       5,118,025
                                                                                                                       ------------
    TOTAL GOVERNMENT SECURITIES (COST $60,624,354) ................................................                      60,624,354
                                                                                                                       ------------
(a) REPURCHASE AGREEMENTS 67.0%
    ABN AMRO Inc., 3.95%, 7/02/01 (Maturity Value $8,002,633) .....................................       8,000,000       8,000,000
     Collateralized by U.S. Treasury Notes
    Barclays Capital Inc., 3.95%, 7/02/01 (Maturity Value $38,597,701) ............................      38,585,000      38,585,000
     Collateralized by U.S. Treasury Notes
    Bear, Stearns & Co. Inc., 3.95%, 7/02/01 (Maturity Value $8,002,633) ..........................       8,000,000       8,000,000
     Collateralized by U.S. Treasury Notes
    BMO Nesbitt Burns Corp., 3.97%, 7/02/01 (Maturity Value $8,002,647) ...........................       8,000,000       8,000,000
     Collateralized by U.S. Treasury Notes
    Dresdner Kleinwort Wasserstein Securities LLC, 3.90%, 7/02/01 (Maturity Value $8,002,600)......       8,000,000       8,000,000
     Collateralized by U.S. Treasury Notes
    Morgan Stanley & Co. Inc., 3.93%, 7/02/01 (Maturity Value $38,592,635) ........................      38,580,000      38,580,000
     Collateralized by U.S. Treasury Notes
    SG Cowen Securities Corp., 3.95%, 7/02/01 (Maturity Value $8,002,633) .........................       8,000,000       8,000,000
     Collateralized by U.S. Treasury Bond
    UBS Warburg LLC, 3.95%, 7/02/01 (Maturity Value $8,002,633) ...................................       8,000,000       8,000,000
     Collateralized by U.S. Treasury Notes
                                                                                                                       ------------
    TOTAL REPURCHASE AGREEMENTS (COST $125,165,000) ...............................................                     125,165,000
                                                                                                                       ------------
    TOTAL INVESTMENTS (COST $185,789,354) 99.5% ...................................................                     185,789,354
    OTHER ASSETS, LESS LIABILITIES .5% ............................................................                         928,775
                                                                                                                       ------------
    NET ASSETS 100.0% .............................................................................                    $186,718,129
                                                                                                                       ============



(a) See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.
22

THE MONEY MARKET PORTFOLIOS
Financial Statements


STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001

                                                                     THE U.S.
                                                                    GOVERNMENT
                                                      THE           SECURITIES
                                                  MONEY MARKET     MONEY MARKET
                                                   PORTFOLIO         PORTFOLIO
                                                 ------------------------------
Assets:
 Investments in securities, at value and cost    $4,132,722,425    $ 60,624,354
 Repurchase agreements, at value and cost ...       382,500,000     125,165,000
 Cash .......................................                --             215
 Interest receivable ........................        26,223,572         963,152
                                                 ------------------------------
       Total assets .........................     4,541,445,997     186,752,721
                                                 ------------------------------
Liabilities:
 Payables:
  Investment securities purchased ...........        50,004,871              --
  Affiliates ................................           452,098          19,124
  Professional fees .........................            25,000          13,666
 Other liabilities ..........................            44,801           1,802
                                                 ------------------------------
       Total liabilities ....................        50,526,770          34,592
                                                 ------------------------------
 Net assets, at value .......................    $4,490,919,227    $186,718,129
                                                 ==============================
 Shares outstanding .........................     4,490,919,227     186,718,129
                                                 ==============================
 Net asset value per share ..................    $         1.00    $       1.00
                                                 ==============================




                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001

                                                                     THE U.S.
                                                                    GOVERNMENT
                                                      THE           SECURITIES
                                                  MONEY MARKET     MONEY MARKET
                                                   PORTFOLIO         PORTFOLIO
                                                 ------------------------------
Investment income:
 Interest ....................................   $ 246,927,617     $ 11,518,531
                                                 ------------------------------
Expenses:
 Management fees (Note 3) ....................       6,158,676          299,761
 Transfer agent fees (Note 3) ................          67,614            3,584
 Custodian fees ..............................          38,092            1,734
 Reports to shareholders .....................           9,568              490
 Professional fees ...........................          54,392           17,967
 Trustees' fees and expenses .................           9,286              476
 Other .......................................          30,927            1,655
                                                 ------------------------------
    Total expenses ...........................       6,368,555          325,667
    Expenses waived/paid by affiliate (Note 3)        (251,862)         (26,917)
                                                 ------------------------------
     Net expenses ............................       6,116,693          298,750
                                                 ------------------------------
      Net investment income ..................     240,810,924       11,219,781
                                                 ------------------------------
Net realized loss from investments ...........          (5,085)              --
                                                 ------------------------------
Net increase in net assets resulting from
  operations .................................   $ 240,805,839     $ 11,219,781
                                                 ==============================


                       See notes to financial statements.
24

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2001 AND 2000

                                                                                                     THE U.S. GOVERNMENT SECURITIES
                                                             THE MONEY MARKET PORTFOLIO                  MONEY MARKET PORTFOLIO
                                                        ---------------------------------------------------------------------------
                                                             2001                  2000                  2001              2000
                                                        ---------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................    $ 240,810,924         $ 200,859,294         $  11,219,781     $  13,297,924
  Net realized loss from investments ...............           (5,085)               (9,285)                   --                --
                                                        ---------------------------------------------------------------------------
       Net increase in net assets resulting
        from operations ............................      240,805,839           200,850,009            11,219,781        13,297,924
 Distributions to shareholders from net
  investment income ................................     (240,805,839)(a)      (200,850,009)(b)       (11,219,781)      (13,297,924)
 Capital share transactions (Note 2) ...............      376,876,187           441,639,255           (35,274,816)      (36,465,436)
                                                        ---------------------------------------------------------------------------
       Net increase (decrease) in net assets .......      376,876,187           441,639,255           (35,274,816)      (36,465,436)
Net assets (there is no undistributed net investment
 income at beginning or end of year):
  Beginning of year ................................    4,114,043,040         3,672,403,785           221,992,945       258,458,381
                                                        ---------------------------------------------------------------------------
  End of year ......................................   $4,490,919,227        $4,114,043,040         $ 186,718,129     $ 221,992,945
                                                       ============================================================================


(a) Distributions were decreased by a net realized loss from investments of $5,085.

(b) Distributions were decreased by a net realized loss from investments of $9,285.


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2001, all outstanding repurchase agreements held by the Portfolios had been entered into on June 29, 2001.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (continued)


2. SHARES OF BENEFICIAL INTEREST

At June 30, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                     THE
                                                THE             U.S. GOVERNMENT
                                            MONEY MARKET       SECURITIES MONEY
                                             PORTFOLIO         MARKET PORTFOLIO
                                          -------------------------------------
Year ended June 30, 2001
 Shares sold .........................    $ 24,764,437,164     $    619,229,326
 Shares issued in reinvestment of
   distributions .....................         241,376,023           11,219,610
 Shares redeemed .....................     (24,628,937,000)        (665,723,752)
                                          -------------------------------------
        Net increase (decrease) ......    $    376,876,187     $    (35,274,816)
                                          =====================================
Year ended June 30, 2000
 Shares sold .........................    $ 38,813,462,724     $  1,220,241,486
 Shares issued in reinvestment of
   distributions .....................         200,275,366           13,291,931
 Shares redeemed .....................     (38,572,098,835)      (1,269,998,853)
                                          -------------------------------------
        Net increase (decrease) ......    $    441,639,255     $    (36,465,436)
                                          =====================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/ Templeton Investor Services, LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statements of Operations.

At June 30, 2001, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                                   PERCENTAGE OF
                                                                                                   SHARES       OUTSTANDING SHARES
                                                                                               ------------------------------------
Franklin Money Fund .......................................................................     2,220,923,152         49.45%
Institutional Fiduciary Trust - Money Market Portfolio ....................................     2,047,133,331         45.58%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ...............................       152,936,296          3.41%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund .......................        69,926,448          1.56%

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES (cont.)

At June 30, 2001, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                                   PERCENTAGE OF
                                                                                                   SHARES       OUTSTANDING SHARES
                                                                                               ------------------------------------
Institutional Fiduciary Trust - Franklin U.S Government Securities Money Market Portfolio .        53,900,789         28.87%
Franklin Federal Money Fund ...............................................................       132,817,340         71.13%


4. INCOME TAXES

At June 30, 2001, The Money Market Portfolio had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
         2008 ..............................    $  8,692
         2009 ..............................       9,285
                                                --------
                                                $ 17,977
                                                ========

At June 30, 2001, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 2000 of $5,085. For tax purposes, such losses will be reflected in the year ending June 30, 2002.

THE MONEY MARKET PORTFOLIOS
Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 2, 2001

                      This page intentionally left blank.

                       This page intentionally left blank.

                      This page intentionally left blank.








32











SHAREHOLDER LETTER




--------------------------------------------------------------------------------
Your Fund's Goal: The Franklin Cash Reserves Fund seeks a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment objective. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no guarantee that it will accomplish this goal.(1)
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to bring you the annual report for the Franklin Cash Reserves Fund for the fiscal year ended June 30, 2001.

The combination of lower stock prices and higher short-term interest rates in early 2000 helped to cause the U.S. economy to decelerate sharply over the last year. The unprecedented ramp-up in Y2K and Internet related spending that helped drive up stock prices and fuel consumer spending the last few years began to unwind in June of 2000. As a result, gross domestic product (GDP) slowed markedly from a 4.70% annualized pace in the first half of 2000 to a 1.60% pace in the second half of the year. By the end of the year 2000, it became apparent that the economic growth was decelerating too quickly, risking to put an end to the longest expansion in U.S. history.

-----------

(1.) An investment in Franklin Cash Reserves Fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. It is possible to lose money investing in the Fund.


CONTENTS

Shareholder Letter ............................           1

Franklin Cash Reserves Fund ...................           4

Financial Highlights & Statement of Investments           6

Financial Statements ..........................           8

Notes to Financial Statements .................          11

Independent Auditor's Report ..................          13


FUND CATEGORY
[PYRAMID GRAPHIC]

In response to deteriorating economic activity, the U.S. Federal Reserve (the
Fed) began aggressively lowering short-term rates in an effort to stimulate economic growth. The Fed lowered the rates six times during the year for a total of 275 basis points, which has brought the federal funds rate down from 6.50% to 3.75%. However, despite the Fed's aggressive actions, GDP for the first quarter of 2001 decelerated further to a 1.30% annualized pace.

The economy ended the period under review on a very weak note and appears to be walking a fine line between a soft landing and a recession. Manufacturing activity is contracting and businesses are still cutting back on capital spending and initiating layoffs in response to slowing demand. So far, consumer spending has held up relatively well as evidenced by increased demand for housing and autos. However, there is a risk that lower stock prices, corporate layoffs, and higher energy and electricity prices could cause a further downshift in consumer spending.

In recognition of the dramatic slowdown in economic growth and likelihood of lower interest rates, we began extending the Fund's weighted average maturity in late 2000 and maintained a relatively longer than normal maturity through the end of the period. By locking in higher rates for longer periods, the Fund attempted to maximize its performance despite the declining rate environment.

While we believe that the Fed is nearing the end of its current easing cycle, the current state of the U.S. economy remains fragile. Therefore, it is possible that the Fed could continue to cut rates until an economic recovery is more clearly in sight. However, we believe that the combination of aggressive Fed easing and lower tax rates should be enough to stimulate economic growth later this year. As signs of economic growth become more apparent, short-term rates should gradually begin to rise again.

We continue to invest the Portfolio's assets exclusively in the highest-quality money market securities. For example, on June 30, 2001, more than 75% of the securities purchased for the Portfolio carried a AA or higher long-term credit rating by Standard & Poor's(R) and Moody's(R), two independent credit rating agencies, with the balance rated A.(2) Consistent with the Fund's objective of providing shareholders with a higher quality and conservative investment vehicle, we do not invest the Portfolio's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

Please remember that this discussion reflects our views and opinions, as well as the portfolio holdings, as of June 30, 2001, the end of the reporting period. Market and economic conditions, however, are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.


Sincerely,


/s/ Charles B. Johnson


Charles B. Johnson
Chairman
Franklin's Institutional Fiduciary Trust



2.  This does not indicate a rating of the Fund.

FRANKLIN CASH RESERVES FUND



THE MONEY MARKET PORTFOLIO
Portfolio Composition
6/30/01

[PIE CHART]

Commercial Paper                     44.1%
Certificates of Deposit              43.3%
Repurchase Agreements                 8.5%
Bank Notes                            2.2%
Other Assets                          1.9%



The Franklin Cash Reserves Fund's investment objective is to provide high current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the Portfolio), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

-     U.S. government and federal agency obligations(3)

-     Certificates of deposit

-     Bank notes

-     High grade commercial paper

-     High grade short-term corporate obligations

-     Repurchase agreements collateralized by U.S. government securities(3)

The Portfolio's composition as a percentage of total investments on June 30, 2001, is shown to the left.



3. U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 7 of this report.

PERFORMANCE SUMMARY




Reflecting the decline in short term interest rates during the reporting period, the Fund's seven-day effective yield began the reporting period at 5.99% (as of June 30, 2000) and ended at 3.62% on June 30, 2001. The average weighted maturity was 59 days as of June 30, 2000, compared to 73 days as of June 30, 2001.


FRANKLIN CASH RESERVES FUND
Total Returns vs. Lipper Institutional Money Market Funds Index(4) Periods Ended June 30, 2001

[BAR GRAPH OMITTED]


                             Franklin Cash             Lipper Institutional
                             Reserves Fund           Money Market Funds Index
                             -------------           ------------------------
One-Year                          5.31%                          5.95%
Three-Year                       15.62%                         17.76%
Five-Year                        27.97%                         30.93%


FRANKLIN CASH RESERVES FUND
Period Ended June 30, 2001


Seven-day current yield(5)            3.55%

Seven-day effective yield(5)          3.62%

Average Weighted Maturity             73 days

4. Source for Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 2001, there were 214 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

5. The seven-day effective yield assumes the compounding of daily dividends. Current and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.

Past performance does not guarantee future results.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Highlights

                                                                                       YEAR ENDED JUNE 30,
                                                             ----------------------------------------------------------------------
                                                                  2001          2000         1999           1998         1997
                                                             ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................      $     1.00    $     1.00    $     1.00    $     1.00    $    1.00
                                                             ----------------------------------------------------------------------
Income from investment operations - net investment income            .052          .049          .044          .051         .050

Less distributions from net investment income ...........           (.052)        (.049)        (.044)        (.051)       (.050)
                                                             ----------------------------------------------------------------------
Net asset value, end of year ............................      $     1.00    $     1.00    $     1.00    $     1.00    $    1.00
                                                             ======================================================================


Total return(a) .........................................            5.31%         5.07%         4.49%         5.28%        5.11%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................      $  153,223    $  117,081    $  135,390    $  119,585    $  76,510

Ratios to average net assets:

  Expenses(b) ...........................................             .88%          .81%          .82%          .50%         .50%

  Expenses excluding waiver and payment by affiliate(b) .             .89%          .82%          .82%          .77%         .69%

  Net investment income .................................            5.12%         4.91%         4.38%         5.14%        5.00%


(a)  Total return is not annualized for periods less than one year.
(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001

                                                                                              SHARES                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 99.8%
The Money Market Portfolio (Note 1) (COST $152,936,296) ....................               152,936,296              $152,936,296
OTHER ASSETS, LESS LIABILITIES .2% .........................................                                             287,058
                                                                                                                    ------------
NET ASSETS 100.0% ..........................................................                                        $153,223,354
                                                                                                                    ============


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001


Assets:
 Investments in securities, at value and cost ...........           $152,936,296
 Receivables from capital shares sold ...................                515,733
                                                                    ------------
      Total assets ......................................            153,452,029
                                                                    ------------
Liabilities:
 Payables:
  Capital shares redeemed ...............................                 54,775
  Affiliates ............................................                 95,680
  Unaffiliated transfer agent fees ......................                 39,691
 Distributions to shareholders ..........................                 17,482
 Other liabilities ......................................                 21,047
                                                                    ------------
      Total liabilities .................................                228,675
                                                                    ------------
Net assets, at value ....................................           $153,223,354
                                                                    ============
Shares outstanding ......................................            153,223,354
                                                                     ===========
Net asset value per share ...............................           $       1.00
                                                                    ============


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
FINANCIAL STATEMENTS (continued)


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001


Investment income:
 Dividends .................................................          $7,656,411
                                                                      ----------
Expenses:
 Administrative fees (Note 3) ..............................             326,038
 Distribution fees (Note 3) ................................             326,021
 Transfer agent fees (Note 3) ..............................             243,841
 Reports to shareholders ...................................              10,284
 Registration and filing fees ..............................              17,944
 Professional fees .........................................              27,614
 Trustees' fees and expenses ...............................               2,968
 Other .....................................................               1,384
                                                                      ----------
      Total expenses .......................................             956,094
                                                                      ----------
       Net investment income ...............................           6,700,317
                                                                      ----------
Net increase in net assets resulting from operations .......          $6,700,317
                                                                      ==========


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
FINANCIAL STATEMENTS (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2001 AND 2000


                                                                                                     2001                  2000
                                                                                                -------------         -------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................................................       $   6,700,317         $   6,163,057
 Distributions to shareholders from net investment income ...............................          (6,700,317)           (6,163,057)
 Capital share transactions (Note 2) ....................................................          36,142,810           (18,309,008)
                                                                                                -------------         -------------

      Net increase (decrease) in net assets .............................................          36,142,810           (18,309,008)
Net assets (there is no undistributed net investment income at beginning or end of year):
 Beginning of year ......................................................................         117,080,544           135,389,552
                                                                                                -------------         -------------
 End of year ............................................................................       $ 153,223,354         $ 117,080,544
                                                                                                =============         =============


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three separate series (the Funds). Franklin Cash Reserves Fund (the Fund) included in this report is diversified. The Fund's investment objective is to seek high current income consistent with the preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

The Fund holds portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of June 30, 2001, the Fund owns 3.41% of the Portfolio.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily and distributed monthly.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
NOTES TO FINANCIAL STATEMENTS (continued)



2. SHARES OF BENEFICIAL INTEREST

At June 30, 2001, there were an unlimited number of shares of no par value authorized. Transactions in the Fund's shares were as follows:

                                                   YEAR ENDED JUNE 30,
                                           -----------------------------------
                                                2001                  2000
                                           -----------------------------------
      Shares sold .................        $ 160,000,781         $ 199,299,321

      Shares issued in reinvestment
       of distributions ...........            6,682,065             6,162,552

      Shares redeemed .............         (130,540,036)         (223,770,881)
                                           -----------------------------------

      Net increase (decrease) .....        $  36,142,810         $ (18,309,008)
                                           ===================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investors Services, LLC (Investors Services), the Fund's administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers of .25% per year of the Fund's average daily net assets.

The Fund reimburses Distributors up to .25% per year of its average daily net assets for costs incurred in marketing the Fund's shares.

The Fund paid transfer agent fees of $243,841 of which $129,919 was paid to Investor Services.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF INSTITUTIONAL FIDUCIARY TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Cash Reserves Fund (the "Fund") (one of the funds constituting the Institutional Fiduciary Trust) at June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 2, 2001

THE MONEY MARKET PORTFOLIOS
FINANCIAL HIGHLIGHTS


THE MONEY MARKET PORTFOLIO

                                                                                    YEAR ENDED JUNE 30,
                                                             ------------------------------------------------------------------
                                                                2001          2000          1999          1998          1997
                                                             ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                             ------------------------------------------------------------------
Income from investment operations - net investment income          .059          .056          .051          .055          .053

Less distributions from net investment income ...........         (.059)        (.056)        (.051)        (.055)        (.053)
                                                             ------------------------------------------------------------------
Net asset value, end of year ............................    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00

                                                             ==================================================================


Total return(a)..........................................          6.08%         5.75%         5.18%         5.64%         5.47%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................    $4,490,919    $4,144,043    $3,672,404    $2,043,629    $1,773,546

Ratios to average net assets:

 Expenses ...............................................           .15%          .15%          .15%          .15%          .15%

 Expenses excluding waiver and payments by affiliate ....           .16%          .16%          .15%          .16%          .16%

 Net investment income ..................................          5.91%         5.65%         5.04%         5.50%         5.34%


(a)  Total return is not annualized for periods less than one year.


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2001

                                                                                                PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                                       AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
   BANK NOTES 2.2%
   Bank of America NT & SA, 3.62%, 8/30/01 - 8/31/01 (COST $100,000,000) ................    $   100,000,000        $   100,000,000
                                                                                                                    ---------------
   BANKERS ACCEPTANCE .2%
   Toronto Dominion Bank, New York Branch, 8/22/01 (COST $10,922,144) ...................         11,000,000             10,922,144
                                                                                                                    ---------------
   CERTIFICATES OF DEPOSIT 43.5%
   ABN AMRO Bank NV, Chicago Branch, 3.97% - 6.36%, 7/16/01 - 12/6/01 ...................        125,000,000            125,002,165
   Australia & New Zealand Banking Group Ltd., New York Branch, 3.65%, 8/27/01 ..........         25,000,000             25,000,393
   Bank of Montreal, Chicago Branch, 3.65%, 2/20/02 .....................................         50,000,000             50,003,171
   Bank of Nova Scotia, Portland Branch, 4.02%, 7/23/01 - 7/27/01 .......................        125,000,000            125,000,000
   Banque Nationale De Paris, New York Branch, 3.93%, 8/01/01 - 8/6/01 ..................        150,000,000            150,000,000
   Barclays Bank PLC, New York Branch, 4.41 - 4.85%, 3/04/02 - 4/16/02 ..................        150,000,000            149,998,124
   Commerzbank AG, New York Branch, 3.77% - 4.04%, 7/16/01 - 8/28/01 ....................        100,000,000            100,001,120
   Credit Agricole, New York Branch, 4.52% - 7.06%, 7/20/01 - 9/21/01 ...................         53,000,000             52,999,911
   Den Danske Bank AS, New York Branch, 3.65% - 3.81%, 8/23/01 - 8/29/01 ................         50,000,000             50,000,772
   Deutsche Bank AG, New York Branch, 4.83% - 5.20%, 9/12/01 - 1/30/02 ..................        125,000,000            125,006,683
   Dexia Bank, New York Branch, 3.84% - 7.045%, 7/20/01 - 5/23/02 .......................        125,000,000            125,004,943
   Dresdner Bank AG, New York Branch, 3.96%, 7/17/01 - 7/18/01 ..........................         50,000,000             50,000,227
   Lloyds Bank PLC, New York Branch, 4.70%, 7/09/01 .....................................         25,000,000             25,000,000
   National Westminster Bank PLC, New York Branch, 4.605% - 4.83%, 9/04/01 - 9/28/01 ....        100,000,000            100,002,089
   Rabobank Nederland NV, New York Branch, 5.20% - 6.94%, 7/05/01 - 1/30/02 .............        150,000,000            150,004,798
   Royal Bank of Canada, New York Branch, 4.025% - 6.685%, 10/09/01 - 7/02/02 ...........         75,000,000             75,005,520
   Societe Generale, New York Branch, 3.84%, 8/07/01 - 8/10/01 ..........................        100,000,000            100,000,000
   Svenska Handelsbanken, New York Branch, 4.03% - 4.95%, 7/18/01 - 8/24/01 .............        125,000,000            125,001,339
   Toronto Dominion Bank, New York Branch, 3.59% - 3.96%, 7/24/01 - 9/24/01 .............        150,000,000            150,001,012
   UBS AG, Connecticut Branch, 6.20%, 12/11/01 ..........................................         50,000,000             49,995,741
   Westpac Banking Corp., New York Branch, 4.57%, 10/03/01 ..............................         50,000,000             50,001,914
                                                                                                                    ---------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,953,029,922) ..................................                             1,953,029,922
                                                                                                                    ---------------
(a)COMMERCIAL PAPER 44.4%
   Abbey National North America Corp., 3.70% - 5.06%, 7/30/01 - 2/15/02 .................        150,000,000            148,029,042
   ABN AMRO North American Finance Inc., 4.90%, 8/06/01 .................................         25,000,000             24,877,500
   American Express Credit Corp., 3.88%, 7/30/01 ........................................         25,000,000             24,921,861
   Asset Securitization Cooperative Corp., 144A, 3.53% - 3.65%, 9/05/01 - 9/10/01 .......        150,000,000            148,995,675
   Bayerische Landesbank, 3.97%, 7/11/01 - 7/12/01 ......................................        100,000,000             99,884,208
   Bellsouth Corp., 144A, 3.78%, 8/16/01 ................................................         50,000,000             49,758,500
   Canadian Imperial Holdings Inc., 3.785%, 8/07/01 - 8/10/01 ...........................         75,000,000             74,695,097
   Ciesco LP, 3.64%, 8/27/01 ............................................................         25,000,000             24,855,917
   Commerzbank U.S. Finance Inc., 3.59%, 9/07/01 - 9/25/01 ..............................         64,720,000             64,191,377
   Den Danske Corp., 3.785%, 8/14/01 - 8/15/01 ..........................................        100,000,000             99,532,132
   Deutsche Bank Financial Inc., 4.54%, 9/17/01 .........................................         25,000,000             24,754,083
   Dupont De Nemours & Co., 3.82%, 8/17/01 ..............................................         24,875,319             24,875,319
   General Electric Capital Corp., 3.68% - 6.32%, 7/06/01 - 2/11/02 .....................        150,000,000            148,213,819
   Halifax PLC, 4.15% - 5.06%, 7/10/01 - 9/21/01 ........................................        125,000,000            124,476,889
   International Lease Finance Corp., 4.12% - 4.22%, 7/02/01 - 7/13/01 ..................        200,000,000            199,916,597
   Intrepid Funding Master Trust, 144A, 3.95%, 8/13/01 ..................................         50,000,000             49,764,097
   Merrill Lynch & Co. Inc., 4.12%, 7/02/01 .............................................        200,000,000            199,977,111
   Morgan Stanley & Co. Inc., 3.90% - 4.59%, 7/09/01 - 8/22/01 ..........................        110,000,000            109,437,300
   National Australia Funding (DE) Inc., 4.12%, 7/02/01 .................................        150,000,000            149,982,833

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                                       AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)COMMERCIAL PAPER (CONT.)
   Province of British Columbia, 3.84% - 4.94%, 7/23/01 - 10/31/01 .....................     $    31,100,000        $    30,956,140
   Royal Bank of Canada, 3.75% - 4.975%, 8/20/01 - 3/04/02 .............................          55,000,000             54,058,507
   SBC Communications Inc., 144A, 3.95%, 7/19/01 .......................................          25,000,000             24,950,625
   Societe Generale of North America Inc., 3.61% - 3.79%, 8/08/01 - 8/29/01 ............          50,000,000             49,752,076
   Svenska Handelsbanken Inc., 3.87% - 4.75%, 9/05/01 - 11/09/01 .......................          42,500,000             41,995,545
                                                                                                                    ---------------
   TOTAL COMMERCIAL PAPER (COST $1,992,852,250) ........................................                              1,992,852,250
                                                                                                                    ---------------
   U.S. GOVERNMENT AGENCY SECURITIES 1.7%
   Federal Home Loan Bank, 4.85%, 8/17/01 ..............................................          27,423,000             27,249,359
   Federal Home Loan Mortgage Corp., 3.55%, 3/28/02 ....................................          50,000,000             48,668,750
                                                                                                                    ---------------
   TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $75,918,109) ..........................                                 75,918,109
                                                                                                                    ---------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,132,722,425) ................                              4,132,722,425
                                                                                                                    ---------------
(b)REPURCHASE AGREEMENTS 8.5%
   Barclays Capital Inc., 3.95%, 7/02/01 (Maturity Value $106,284,974) .................         106,250,000            106,250,000
    Collateralized by U.S. Treasury Notes
   Morgan Stanley and Co. Inc., 3.93%, 7/02/01 (Maturity Value $106,284,797) ...........         106,250,000            106,250,000
    Collateralized by U.S. Treasury Notes
   UBS Warburg LLC, 4.125%, 7/02/01 (Maturity Value $170,058,437) ......................         170,000,000            170,000,000
    Collateralized by U.S. Government Agencies Notes
                                                                                                                    ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $382,500,000) .....................................                                382,500,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $4,515,222,425) 100.5% ......................................                              4,515,222,425
   OTHER ASSETS, LESS LIABILITIES (.5)% ................................................                                (24,303,198)
                                                                                                                    ---------------
   NET ASSETS 100.0% ...................................................................                            $ 4,490,919,227
                                                                                                                    ===============


(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.

(b) See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
FINANCIAL HIGHLIGHTS

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                                       YEAR ENDED JUNE 30,
                                                                 ------------------------------------------------------------------
                                                                    2001          2000          1999          1998          1997
                                                                 ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...........................   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                                 ------------------------------------------------------------------
Income from investment operations - net investment income ....        .056          .054          .049          .054          .052
Less distributions from net investment income ................       (.056)        (.054)        (.049)        (.054)        (.052)
                                                                 ------------------------------------------------------------------
Net asset value, end of year .................................   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                                 ==================================================================

Total return(a) ..............................................        5.75%         5.48%         4.97%         5.53%         5.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..............................   $ 186,718     $ 221,993     $ 258,458     $ 263,226     $ 285,629
Ratios to average net assets:
 Expenses ....................................................         .15%          .15%          .15%          .15%          .15%
 Expenses excluding waiver and payments by affiliate .........         .16%          .16%          .15%          .16%          .16%
 Net investment income .......................................        5.63%         5.36%         4.84%         5.40%         5.20%


(a) Total return is not annualized for periods less than one year.


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2001

                                                                                                         PRINCIPAL
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                                   AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 32.5%
   U.S. Treasury Note, 5.50%, 8/31/01 ............................................................      $ 10,000,000    $ 10,007,480
   U.S. Treasury Note, 5.875%, 10/31/01 ..........................................................        10,000,000      10,024,724
   U.S. Treasury Note, 5.875%, 11/30/01 ..........................................................        10,000,000      10,089,923
   U.S. Treasury Note, 6.25%, 1/31/02 ............................................................        20,000,000      20,273,289
   U.S. Treasury Note, 6.375%, 4/30/02 ...........................................................         5,000,000       5,110,913
   U.S. Treasury Note, 6.625%, 5/31/02 ...........................................................         5,000,000       5,118,025
                                                                                                                        ------------
   TOTAL GOVERNMENT SECURITIES (COST $60,624,354) ................................................                        60,624,354
                                                                                                                        ------------
(a)REPURCHASE AGREEMENTS 67.0%
   ABN AMRO Inc., 3.95%, 7/02/01 (Maturity Value $8,002,633) .....................................         8,000,000       8,000,000
    Collateralized by U.S. Treasury Notes
   Barclays Capital Inc., 3.95%, 7/02/01 (Maturity Value $38,597,701) ............................        38,585,000      38,585,000
    Collateralized by U.S. Treasury Notes
   Bear, Stearns & Co. Inc., 3.95%, 7/02/01 (Maturity Value $8,002,633) ..........................         8,000,000       8,000,000
    Collateralized by U.S. Treasury Notes
   BMO Nesbitt Burns Corp., 3.97%, 7/02/01 (Maturity Value $8,002,647) ...........................         8,000,000       8,000,000
    Collateralized by U.S. Treasury Notes
   Dresdner Kleinwort Wasserstein Securities LLC, 3.90%, 7/02/01 (Maturity Value $8,002,600) .....         8,000,000       8,000,000
    Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 3.93%, 7/02/01 (Maturity Value $38,592,635) ........................        38,580,000      38,580,000
    Collateralized by U.S. Treasury Notes
   SG Cowen Securities Corp., 3.95%, 7/02/01 (Maturity Value $8,002,633) .........................         8,000,000       8,000,000
    Collateralized by U.S. Treasury Bond
   UBS Warburg LLC, 3.95%, 7/02/01 (Maturity Value $8,002,633) ...................................         8,000,000       8,000,000
    Collateralized by U.S. Treasury Notes
                                                                                                                        ------------
   TOTAL REPURCHASE AGREEMENTS (COST $125,165,000) ...............................................                       125,165,000
                                                                                                                        ------------
   TOTAL INVESTMENTS (COST $185,789,354) 99.5% ...................................................                       185,789,354
   OTHER ASSETS, LESS LIABILITIES .5% ............................................................                           928,775
                                                                                                                        ------------
   NET ASSETS 100.0% .............................................................................                      $186,718,129
                                                                                                                        ============


(a) See note 1(b) regarding repurchase agreements.


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2001

                                                                     THE U.S.
                                                                    GOVERNMENT
                                                        THE         SECURITIES
                                                   MONEY MARKET    MONEY MARKET
                                                     PORTFOLIO       PORTFOLIO
                                                  ------------------------------
Assets:
 Investments in securities, at value and cost ..  $4,132,722,425  $   60,624,354
 Repurchase agreements, at value and cost ......     382,500,000     125,165,000
 Cash ..........................................              --             215
 Interest receivable ...........................      26,223,572         963,152
                                                  ------------------------------
     Total assets ..............................   4,541,445,997     186,752,721
                                                  ------------------------------
Liabilities:
 Payables:
  Investment securities purchased ................    50,004,871              --
  Affiliates .....................................       452,098          19,124
  Professional fees ..............................        25,000          13,666
 Other liabilities .............................          44,801           1,802
                                                  ------------------------------
     Total liabilities .........................      50,526,770          34,592
                                                  ------------------------------
 Net assets, at value ..........................  $4,490,919,227  $  186,718,129
                                                  ==============================
 Shares outstanding ............................   4,490,919,227     186,718,129
                                                  ==============================
 Net asset value per share .....................  $         1.00  $         1.00
                                                  ==============================


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2001


                                                                                                                      THE U.S.
                                                                                                                     GOVERNMENT
                                                                                                       THE           SECURITIES
                                                                                                  MONEY MARKET      MONEY MARKET
                                                                                                    PORTFOLIO         PORTFOLIO
                                                                                                --------------------------------
Investment income:
 Interest ................................................................................      $  246,927,617     $  11,518,531
                                                                                                --------------------------------
Expenses:
 Management fees (Note 3) ................................................................           6,158,676           299,761
 Transfer agent fees (Note 3) ............................................................              67,614             3,584
 Custodian fees ..........................................................................              38,092             1,734
 Reports to shareholders .................................................................               9,568               490
 Professional fees .......................................................................              54,392            17,967
 Trustees' fees and expenses .............................................................               9,286               476
 Other ...................................................................................              30,927             1,655
                                                                                                --------------------------------
    Total expenses .......................................................................           6,368,555           325,667
    Expenses waived/paid by affiliate (Note 3) ...........................................            (251,862)          (26,917)
                                                                                                --------------------------------
     Net expenses ........................................................................           6,116,693           298,750
                                                                                                --------------------------------
      Net investment income ..............................................................         240,810,924        11,219,781
                                                                                                --------------------------------
Net realized loss from investments .......................................................              (5,085)               --
                                                                                                --------------------------------
Net increase in net assets resulting from operations .....................................      $  240,805,839     $  11,219,781
                                                                                                ================================


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED JUNE 30, 2001 AND 2000


                                                                                                      THE U.S. GOVERNMENT SECURITIES
                                                                   THE MONEY MARKET PORTFOLIO             MONEY MARKET PORTFOLIO
                                                              ----------------------------------------------------------------------
                                                                   2001                2000              2001              2000
                                                              ----------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................    $  240,810,924      $  200,859,294      $ 11,219,781     $ 13,297,924
  Net realized loss from investments .....................            (5,085)             (9,285)               --               --
                                                              ----------------------------------------------------------------------
      Net increase in net assets resulting
       from operations ....................................       240,805,839         200,850,009        11,219,781       13,297,924
 Distributions to shareholders from net
  investment income ......................................      (240,805,839)(a)    (200,850,009)(b)   (11,219,781)     (13,297,924)
 Capital share transactions (Note 2) .....................       376,876,187         441,639,255       (35,274,816)     (36,465,436)
                                                              ----------------------------------------------------------------------
      Net increase (decrease) in net assets ..............       376,876,187         441,639,255       (35,274,816)     (36,465,436)
Net assets (there is no undistributed net investment
 income at beginning or end of year):
  Beginning of year ......................................     4,114,043,040       3,672,403,785       221,992,945      258,458,381
                                                              ----------------------------------------------------------------------
  End of year ............................................    $4,490,919,227      $4,114,043,040      $186,718,129     $221,992,945
                                                              ======================================================================


(a) Distributions were decreased by a net realized loss from investments of $5,085.

(b) Distributions were decreased by a net realized loss from investments of $9,285.


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2001, all outstanding repurchase agreements held by the Portfolios had been entered into on June 29, 2001.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (continued)


2. SHARES OF BENEFICIAL INTEREST

At June 30, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:


                                                                                             THE
                                                                 THE                   U.S. GOVERNMENT
                                                            MONEY MARKET              SECURITIES MONEY
                                                              PORTFOLIO               MARKET PORTFOLIO
                                                          ---------------------------------------------
Year ended June 30, 2001
 Shares sold .........................................    $ 24,764,437,164            $    619,229,326
 Shares issued in reinvestment of distributions ......         241,376,023                  11,219,610
 Shares redeemed .....................................     (24,628,937,000)               (665,723,752)
                                                          ---------------------------------------------
      Net increase (decrease) ........................    $    376,876,187            $    (35,274,816)
                                                          =============================================
Year ended June 30, 2000
 Shares sold .........................................    $ 38,813,462,724            $  1,220,241,486
 Shares issued in reinvestment of distributions ......         200,275,366                  13,291,931
 Shares redeemed .....................................     (38,572,098,835)             (1,269,998,853)
                                                          ---------------------------------------------
      Net increase (decrease) ........................    $    441,639,255            $    (36,465,436)
                                                          =============================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/ Templeton Investor Services, LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statements of Operations.

At June 30, 2001, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                                  PERCENTAGE OF
                                                                                                 SHARES          OUTSTANDING SHARES
                                                                                              -------------------------------------
Franklin Money Fund ......................................................................    2,220,923,152            49.45%
Institutional Fiduciary Trust - Money Market Portfolio ...................................    2,047,133,331            45.58%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ..............................      152,936,296             3.41%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ......................       69,926,448             1.56%

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

At June 30, 2001, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                                 PERCENTAGE OF
                                                                                                 SHARES        OUTSTANDING SHARES
                                                                                                ---------------------------------
Institutional Fiduciary Trust - Franklin U.S Government Securities Money Market Portfolio ..     53,900,789          28.87%
Franklin Federal Money Fund ................................................................    132,817,340          71.13%

4. INCOME TAXES

At June 30, 2001, The Money Market Portfolio had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
         2008                                                     $ 8,692
         2009                                                       9,285
                                                                  -------
                                                                  $17,977
                                                                  =======

At June 30, 2001, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 2000 of $5,085. For tax purposes, such losses will be reflected in the year ending June 30, 2002.

THE MONEY MARKET PORTFOLIOS
Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE MONEY MARKET PORTFOLIOS


In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


San Francisco, California
August 2, 2001

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